Condensed Financial Information of the Company (Details Textual) (Prc Subsidiary and Vies [Member]) In Millions, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY
Restricted Netasset To Be Transferred	$ 152.2	966.7